                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2004.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street     Boston,     MA           02109
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Business Address            (Street)            (City)      (State)      (Zip)

     (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November, 2004.

                                   Michael J. Puzo
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:      Name:                               13F File No.:
1.     Timothy F. Fidgeon               28-06165           6.
------------------------------------    ----------------   --------------------------------    ----------------
2.     Roy A. Hammer                    28-5798            7.
------------------------------------    ----------------   --------------------------------    ----------------
3.     Lawrence T. Perera               28-06167           8.
------------------------------------    ----------------   --------------------------------    ----------------
4.     Kurt F. Somerville (32)*         28-10379           9.
------------------------------------    ----------------   --------------------------------    ----------------
5.                                                         10.
------------------------------------    ----------------   --------------------------------    ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: SEPTEMBER 30, 2004           FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARED     NONE
ABBOTT LABS        COMMON STOCK     002824100         264750        6250                xx                           6250

ALBERTO CULVER CO  COMMON STOCK     013068101         226096        5200                xx                           5200

AMAZON NOTE CONV   CONV.            023135AF3         530988      535000                xx                         535000
SUB DEB            CORPORATE
                   BONDS

AMERICAN           COMMON STOCK     026874107         228718        3364                xx                           1400
INTERNATIONAL                                                                           xx      32                   1964
GROUP INC.

AMGEN INC.         COMMON STOCK     031162100        2198206       38694                xx                          26094
                                                                                        xx      32                  12600

ANALOG DEVICES,    COMMON STOCK     032654105        1213814       31300                xx                          22900
INC.                                                                                    xx      32                   8400

APTARGROUP INC.    COMMON STOCK     038336103         944256       21475                xx                          13975
                                                                                        xx      32                   7500

AUTOMATIC DATA     COMMON STOCK     053015103        1826757       44210                xx                          26510
PROCESSING                                                                              xx      32                  17700


AVERY DENNISON     COMMON STOCK     053611109        1738237       26425                xx                          17725
CORP.                                                                                   xx      32                   8700

AVON PRODUCTS      COMMON STOCK     054303102         803712       18400                xx                          18400
INC.

B P PLC ADR        COMMON STOCK     055622104        3268222       56809                xx                          33964
                                                                                        xx      32                  22845

BEA SYSTEMS INC.   CORPORATE        073325AD4        1638831     1645000                xx                        1035000
                   BONDS                                                                xx      32                 610000

                                                                         PAGE: 2
AS OF: SEPTEMBER 30, 2004           FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARED     NONE
BERKSHIRE          CLASS B          084670207         809622         282                xx                            240
HATHAWAY INC.                                                                           xx      32                     42

BIOMET INC.        COMMON STOCK     090613100         697340       14875                xx                          10175
                                                                                        xx      32                   4700

BRISTOL-MYERS      COMMON STOCK     110122108         650452       27480                xx                          14900
SQUIBB CO.                                                                              xx      32                  12580

CANADIAN           COMMON STOCK     136375102        1233840       25440                xx                          18340
NATIONAL RAILWAY                                                                        xx      32                   7100
CO.

CISCO SYS INC.     COMMON STOCK     17275R102         541262       29904                xx                          10604
                                                                                        xx      32                  19300

COLGATE            COMMON STOCK     194162103         307902        6815                xx                           3800
PALMOLIVE CO.                                                                           xx      32                   3015

DOW CHEMICAL CO.   COMMON STOCK     260543103         314272        6956                xx                           5156
                                                                                        xx      32                   1800

DOW JONES & CO.    COMMON STOCK     260561105        1920853       47300                xx                          46900
INC.                                                                                    xx      32                    400

DOW JONES & CO.    CLASS B          260561204         952305       23450                xx                          23450
INC.               (RESTRICTED)

E I DU PONT DE     COMMON STOCK     263534109         312312        7297                xx                           2657
NEMOURS & CO.                                                                           xx      32                   4640

E M C CORP.        COMMON STOCK     268648102         811481       70319                xx                          41819
                                                                                        xx      32                  28500

EMERSON ELECTRIC   COMMON STOCK     291011104        1873101       30265                xx                          20665
CO.                                                                                     xx      32                   9600

                                                                         PAGE: 3
AS OF: SEPTEMBER 30, 2004           FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARED     NONE
ENCANA             COMMON STOCK     292505104        1545263       33375                xx                          23375
                                                                                        xx      32                  10000

EXXON MOBIL CORP.  COMMON STOCK     30231G102        2062048       42666                xx                          20250
                                                                                        xx      32                  22416

FUEL CELL ENERGY   COMMON STOCK     35952H106         228063       22250                xx                          11850
INC.                                                                                    xx      32                  10400

GENERAL ELECTRIC   COMMON STOCK     369604103        2502415       74521                xx                          43721
CO.                                                                                     xx      32                  30800

GILLETTE COMPANY   COMMON STOCK     375766102         542620       13000                xx                          13000


HEWLETT-PACKARD    COMMON STOCK     428236103         277725       14812                xx                           4350
CO.                                                                                     xx      32                  10462

INTEL CORPORATION  COMMON STOCK     458140100        2658692      132537                xx                          88037
                                                                                        xx      32                  44500

IVAX CORP          CORPORATE        465823AG7        1737450     1755000                xx                        1085000
                   BONDS                                                                xx      32                 670000

JEFFERSON-PILOT    COMMON STOCK     475070108        3017789       60769                xx                          37772
CORP.                                                                                   xx      32                  22997

JOHNSON & JOHNSON  COMMON STOCK     478160104        3836411       68106                xx                          43076
                                                                                        xx      32                  25030

KOPIN              COMMON STOCK     500600101         256410       63000                xx                          41800
                                                                                        xx      32                  21200

ELI LILLY & CO.    COMMON STOCK     532457108         264220        4400                xx                           1600
                                                                                        xx      32                   2800

                                                                         PAGE: 4
AS OF: SEPTEMBER 30, 2004           FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARED     NONE
MERCK & CO. INC.   COMMON STOCK     589331107        1593735       48295                xx                          30195
                                                                                        xx      32                  18100

MICROSOFT CORP.    COMMON STOCK     594918104        1647691       59591                xx                          24191
                                                                                        xx      32                  35400

NOKIA CORP. ADR A  COMMON STOCK     654902204         344029       25075                xx                          20775
                                                                                        xx      32                   4300

ORACLE CORP        COMMON STOCK     68389X105         186684       16550                xx                           6250
                                                                                        xx      32                  10300

PEPSICO INC.       COMMON STOCK     713448108        1173146       24114                xx                          10414
                                                                                        xx      32                  13700

PFIZER INC.        COMMON STOCK     717081103         499147       16312                xx                           9125
                                                                                        xx      32                   7187

PROCTER & GAMBLE   COMMON STOCK     742718109        1339903       24758                xx                          12758
CO.                                                                                     xx      32                  12000

SCHLUMBERGER LTD   COMMON STOCK     806857108         282702        4200                xx                           2000
                                                                                        xx      32                   2200

J M SMUCKER CO     COMMON STOCK     832696405        1196850       26950                xx                          17050
NEW                                                                                     xx      32                   9900

SNAP ON INC        COMMON STOCK     833034101         631124       22900                xx                          16300
                                                                                        xx      32                   6600

STATE STREET       COMMON STOCK     857477103         343816        8050                xx                           5050
CORP.                                                                                   xx      32                   3000

                                                                         PAGE: 5
AS OF: SEPTEMBER 30, 2004           FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)       (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE     SHARED     NONE
3 M COMPANY        COMMON STOCK     88579Y101        2315611       28956                xx                          15100
                                                                                        xx      32                  13856

AGGREGATE TOTAL:                                  55,790,873